Segment Information (Details) - Schedule of reportable segments and corporate - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 222,183	$ 337,440	$ 90,355
Prepaid expenses and other current assets	139,726	236,665	23,856
Deposits and other assets	769,136	718,951	191,836
Intangible assets	2,536,599	2,432,841
Goodwill	1,365,328	1,374,835
Inventory	879,050	106,403
All other assets	2,811,769	3,966,124	8,673,863
Total Assets	8,723,791	9,173,259
Accounts payable and accrued liabilities	6,714,606	3,730,540
Note payable, net of debt discount and issuance costs	1,787,099	1,342,664	1,221,539
Deferred revenue	305,555	234,159	88,637
All other Liabilities	8,529,992	177,644	1,390,420
Total Liabilities	17,337,252	5,485,007
Creatd Labs [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net			3,800
Prepaid expenses and other current assets	43,336	48,495	19,631
Deposits and other assets	576,551	626,529
Intangible assets	162,489
Goodwill
Inventory
All other assets
Total Assets	782,376	675,024
Accounts payable and accrued liabilities	1,365	9,693
Note payable, net of debt discount and issuance costs	129,634	313,979	55,928
Deferred revenue	161,112	161,112
All other Liabilities
Total Liabilities	292,111	484,784
Creatd Ventures [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	4,973	2,884
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets	1,568,347	1,637,924
Goodwill	15,632	25,139
Inventory	879,050	106,403
All other assets
Total Assets	2,468,002	1,772,350
Accounts payable and accrued liabilities	1,518,544	766,253
Note payable, net of debt discount and issuance costs	170,365
Deferred revenue		13,477
All other Liabilities
Total Liabilities	1,688,909	779,730
Creatd Partners [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	217,210	334,556	86,555
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets	648,469	783,676
Goodwill	1,349,696	1,349,696
Inventory
All other assets
Total Assets	2,215,375	2,467,928
Accounts payable and accrued liabilities	68,063	6,232
Note payable, net of debt discount and issuance costs
Deferred revenue	144,443	59,570	88,637
All other Liabilities
Total Liabilities	212,506	65,802
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	96,390	188,170	4,225
Deposits and other assets	192,585	92,422
Intangible assets	157,294	11,241
Goodwill
Inventory
All other assets	2,811,769	3,966,124	8,673,863
Total Assets	3,258,038	4,257,957
Accounts payable and accrued liabilities	5,126,634	2,948,362
Note payable, net of debt discount and issuance costs	1,487,100	1,028,685	1,165,611
Deferred revenue
All other Liabilities	8,529,992	177,644	$ 1,390,420
Total Liabilities	$ 15,143,726	$ 4,154,691